UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/11

Item 1.	Schedule of Investments.

S&S Program Mutual Fund

Schedule of Investments (dollars in thousands)—June 30, 2011 (unaudited)

Common Stock—98.7% †	Number of Shares	Fair Value
Advertising—1.5%
Omnicom Group Inc.	1,193,374	$57,473

Aerospace & Defense—5.3%
CAE Inc.	1,744,491	23,517
General Dynamics Corp.	44,235	3,296
Hexcel Corp.	483,924	10,593	(a)
Honeywell International Inc.	1,515,140	90,287
Rockwell Collins Inc.	626,867	38,671
United Technologies Corp.	506,374	44,819
		211,183

Agricultural Products—0.5%
Archer-Daniels-Midland Co.	674,117	20,325

Air Freight & Logistics—0.4%
FedEx Corp.	159,240	15,104

Asset Management & Custody Banks—3.5%
Ameriprise Financial Inc.	415,794	23,983
Invesco Ltd.	1,317,233	30,823
State Street Corp.	1,503,238	67,781	(e)
The Bank of New York Mellon Corp.	650,233	16,659
		139,246

Automotive Retail—0.1%
O’Reilly Automotive Inc.	87,106	5,706	(a)

Biotechnology—4.0%
Amgen Inc.	1,183,060	69,032	(a)
Gilead Sciences Inc.	2,163,188	89,578	(a)
		158,610

Cable & Satellite—1.1%
DIRECTV	662,347	33,660	(a)
Liberty Global Inc.	225,226	9,617	(a)
Sirius XM Radio Inc.	884,669	1,937	(a)
		45,214

Coal & Consumable Fuels—0.8%
Peabody Energy Corp.	510,870	30,095

Communications Equipment—4.0%
Cisco Systems Inc.	3,547,244	55,372
QUALCOMM Inc.	1,829,543	103,900
		159,272

Computer Hardware—3.4%
Apple Inc.	365,032	122,530	(a)
Hewlett-Packard Co.	300,455	10,937
		133,467

Construction & Farm Machinery & Heavy Trucks—0.4%
Deere & Co.	176,934	14,588

Consumer Finance—0.9%
American Express Co.	685,612	35,446
Discover Financial Services	44,233	1,183
		36,629

Data Processing & Outsourced Services—3.0%
The Western Union Co.	3,050,918	61,110
Visa Inc.	692,143	58,320
		119,430

Department Stores—0.3%
Macy’s Inc.	375,984	10,994

Diversified Financial Services—4.3%
Bank of America Corp.	3,363,611	36,865
Citigroup Inc.	203,475	8,473
JPMorgan Chase & Co.	2,539,853	103,982
US BanCorp	176,935	4,514
Wells Fargo & Co.	619,284	17,377
		171,211

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	336,173	17,784

Drug Retail—0.2%
CVS Caremark Corp.	243,283	9,143

Electric Utilities—0.8%
FirstEnergy Corp.	84,042	3,710
ITC Holdings Corp.	100,057	7,181
NextEra Energy Inc.	331,751	19,062
		29,953

Electrical Components & Equipment—0.7%
Cooper Industries PLC	320,653	19,133
Emerson Electric Co.	183,664	10,331
		29,464

Electronic Components—0.3%
Corning Inc.	557,987	10,127

Fertilizers & Agricultural Chemicals—1.4%
Monsanto Co.	646,807	46,919
Potash Corporation of Saskatchewan Inc.	141,548	8,067
		54,986

General Merchandise Stores—1.5%
Target Corp.	1,274,622	59,793

Healthcare Distributors—0.2%
Cardinal Health Inc.	137,125	6,228

Healthcare Equipment—2.5%
Covidien PLC	1,565,805	83,348
ResMed Inc.	565,673	17,508
		100,856

Healthcare Facilities—0.3%
HCA Holdings Inc.	309,634	10,218	(a)

Healthcare Services—2.1%
Express Scripts Inc.	1,183,504	63,886	(a)
Omnicare Inc.	561,765	17,915
		81,801

Home Building—0.1%
MDC Holdings Inc.	108,261	2,668

Home Improvement Retail—0.9%
Lowe’s companies Inc.	1,448,877	33,773

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	361,363	13,598

Household Products—1.5%
Clorox Co.	309,634	20,882
The Procter & Gamble Co.	588,310	37,399
		58,281

Independent Power Producers & Energy Traders—0.8%
Calpine Corp.	552,917	8,919	(a)
The AES Corp.	1,857,801	23,668	(a)
		32,587

Industrial Conglomerates—0.2%
Siemens AG ADR	66,328	9,122

Industrial Gases—1.3%
Praxair Inc.	479,476	51,970

Industrial Machinery—0.1%
Eaton Corp.	60,090	3,092

Integrated Oil & Gas—5.4%
Chevron Corp.	398,101	40,941
Exxon Mobil Corp.	867,594	70,605
Hess Corp.	167,667	12,535
Marathon Oil Corp.	243,284	12,816
Occidental Petroleum Corp.	168,086	17,488
Suncor Energy Inc.	1,563,473	61,132
		215,517

Integrated Telecommunication Services—1.1%
AT&T Inc.	796,202	25,009
Verizon Communications Inc.	530,802	19,762
		44,771

Internet Retail—0.4%
Amazon.com Inc.	77,398	15,827	(a)

Internet Software & Services—3.8%
Baidu Inc. ADR	491,303	68,846	(a)
Equinix Inc.	283,906	28,680	(a)
Google Inc.	101,934	51,617
		149,143

Investment Banking & Brokerage—1.8%
Morgan Stanley	472,142	10,864
The Goldman Sachs Group Inc.	468,937	62,411
		73,275

IT Consulting & Other Services—1.7%
International Business Machines Corp.	400,546	68,714

Life & Health Insurance—1.3%
MetLife Inc.	304,746	13,369
Prudential Financial Inc.	617,622	39,275
		52,644

Life Sciences Tools & Services—1.2%
PerkinElmer Inc.	530,794	14,284
Thermo Fisher Scientific Inc.	507,973	32,708	(a)
		46,992

Movies & Entertainment—2.2%
News Corp.	1,321,999	23,399
The Walt Disney Co.	581,225	22,691
Time Warner Inc.	1,124,558	40,900
		86,990

Multi-Line Insurance—0.5%
Hartford Financial Services Group Inc.	734,271	19,363

Multi-Utilities—0.6%
Dominion Resources Inc.	460,028	22,206

Oil & Gas Equipment & Services—3.5%
Halliburton Co.	269,824	13,761
National Oilwell Varco Inc.	186,850	14,614
Schlumberger Ltd.	1,294,591	111,853
		140,228

Oil & Gas Exploration & Production—1.8%
Apache Corp.	406,825	50,198
Devon Energy Corp.	88,467	6,972
Southwestern Energy Co.	373,526	16,017	(a)
		73,187

Oil & Gas Storage & Transportation—0.7%
El Paso Corp.	1,114,841	22,520
Spectra Energy Corp.	256,554	7,032
		29,552

Packaged Foods & Meats—1.7%
ConAgra Foods Inc.	353,867	9,133
Kraft Foods Inc.	1,497,648	52,762
Nestle S.A. ADR	88,467	5,519
		67,414

Pharmaceuticals—4.7%
Bristol-Myers Squibb Co.	926,116	26,820
Hospira Inc.	760,819	43,108	(a)
Johnson & Johnson	566,183	37,662
Novartis AG ADR	296,364	18,111
Pfizer Inc.	2,017,040	41,551
Teva Pharmaceutical Industries Ltd. ADR	420,218	20,263
		187,515

Property & Casualty Insurance—1.8%
ACE Ltd.	807,695	53,162
Chubb Corp.	265,396	16,616
		69,778

Rail Roads—0.6%
Union Pacific Corp.	230,014	24,013

Real Estate Services—0.1%
CB Richard Ellis Group Inc. (REIT)	169,465	4,255	(a)

Reinsurance—0.5%
PartnerRe Ltd.	199,110	13,709
RenaissanceRe Holdings Ltd.	66,349	4,641
		18,350

Research & Consulting Services—0.4%
Nielsen Holdings N.V.	486,568	15,161	(a)

Security & Alarm Services—0.4%
Corrections Corporation of America	745,160	16,133	(a)

Semiconductor Equipment—0.3%
Applied Materials Inc.	283,094	3,683
KLA-Tencor Corp.	163,664	6,625
		10,308

Semiconductors—1.1%
Intel Corp.	729,852	16,174
Microchip Technology Inc.	150,394	5,701
Texas Instruments Inc.	648,862	21,302
		43,177
Soft Drinks—2.7%
PepsiCo Inc.	1,542,700	108,652

Specialized Finance—1.3%
CME Group Inc.	172,509	50,302

Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	176,930	6,803	(a)
Staples Inc.	486,558	7,688
		14,491

Steel—1.8%
Allegheny Technologies Inc.	1,133,394	71,937

Systems Software—3.4%
Microsoft Corp.	3,122,672	81,189
Oracle Corp.	1,619,664	53,303
		134,492

Wireless Telecommunication Services—2.4%
American Tower Corp.	725,807	37,981	(a)
NII Holdings Inc.	1,332,013	56,451	(a)
		94,432
Total Common Stock (Cost $3,305,525)		3,912,810

		Principal Amount
Short-Term Investments—1.3%

Time Deposit—1.3%
State Street Corp.
0.01%	07/01/11	$49,944	$49,944	(e)
(Cost $49,944)

Total Investments			3,962,754
(Cost $3,355,469)

Other Assets and Liabilities, net—0.0%*			682

NET ASSETS —100.0%			$3,963,436

Notes to Schedules of Investments (dollars in thousands)—June 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to $225,074 or 8.56% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(l)	Securities in default.

(m)	Illiquid Securities at June 30, 2011, these securities amounted to $4,230 or 0.16% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2011.
*	Less than 0.05%
**	Par value is less than $500.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality held by a fund with remaining maturities of 60 days or less at time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Program Mutual Fund	Investments in Securities
	Common Stock	$3,912,810	$—	$—	$3,912,810
	Short-Term Investments	—	49,944	—	49,944

	Total Investments in Securities	$3,912,810	$49,944	$—	$3,962,754

There were no significant transfers between Level 1 and Level 2. Transfers between fair value levels are considered to occur at the beginning of the reporting period.

INCOME TAXES

At June 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Program Mutual	$3,476,372	$547,074	$(60,692)	$486,382

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 24, 2011

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE S&S Funds

Date: August 24, 2011